DEBT (Contractual Interest and Reorganization Expense) (Details) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 29, 2010
Reorganization expense		$ (17,910)	$ 1,708	$ 1,420	$ 1,437	$ 3,487	$ 6,338	$ 49,756	$ 86,123	$ 29,256	$ 8,052	$ 171,473	$ 327,170
8.125% Notes due 2018 [Member]
Debt instrument, interest rate, stated percentage		8.125%	8.125%				8.125%				8.125%	8.125%		8.125%
7.5% Election 1 Notes Due 2021 - 2024 [Member]
Debt instrument, interest rate, stated percentage			7.50%								7.50%
8.75% Debentures Due 2013 [Member]
Debt instrument, interest rate, stated percentage			8.75%								8.75%
Debt facilities [Member]
Contractual interest (including default interest)											$ 113,023	$ 223,672
Reorganization expense												24,264
Debtor Reorganization Items, Provision for Expected Allowed Claims												247,936
Debt facilities [Member] | 8.125% Notes due 2018 [Member]
Contractual interest (including default interest)											22,779	59,214
Reorganization expense												6,985
Debtor Reorganization Items, Provision for Expected Allowed Claims												66,199
Debt facilities [Member] | OBS Facilities [Member]
Contractual interest (including default interest)											37,666	15,282
Debtor Reorganization Items, Provision for Expected Allowed Claims												15,282
Debt facilities [Member] | OIN Facilities [Member]
Contractual interest (including default interest)											42,688	17,085
Debtor Reorganization Items, Provision for Expected Allowed Claims												17,085
Debt facilities [Member] | 7.5% Election 1 Notes Due 2021 - 2024 [Member]
Contractual interest (including default interest)											$ 9,890	23,405
Reorganization expense												6,256
Debtor Reorganization Items, Provision for Expected Allowed Claims												29,661
Debt facilities [Member] | 8.75% Debentures Due 2013 [Member]
Contractual interest (including default interest)	[1]											9,600
Reorganization expense	[1]											940
Debtor Reorganization Items, Provision for Expected Allowed Claims	[1]											10,540
Debt facilities [Member] | Floating Rate Secured Term Loans due through 2023 [Member]
Contractual interest (including default interest)	[1]											20,460
Reorganization expense	[1]											10,083
Debtor Reorganization Items, Provision for Expected Allowed Claims	[1]											30,543
Debt facilities [Member] | Revolving Credit Facility [Member]
Contractual interest (including default interest)	[1]											78,625
Debtor Reorganization Items, Provision for Expected Allowed Claims	[1]											$ 78,625

[1]	The Company repaid the principal outstanding for these pre-reorganized OSG loan facilities on the Effective Date.